Note 12 - Deferred Share Units (Tables)	12 Months Ended
Nov. 30, 2019
Deferred Share Units [Abstract]
Schedule of share-based compensation, restricted stock units award activity
	November 30, 2019		November 30, 2018		November 30, 2017
	$	shares	$	shares	$	shares

Additional paid in capital	-	-	7,565	866	30,355	1,738
Accrued liability	-	-	-	-	7,562	866